Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

January 4, 2008

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             ING Partners, Inc. (on behalf of Templeton Foreign Equity Portfolio)

File No. 811-08319

Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Partners, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Templeton Foreign Equity Portfolio, a series of the Registrant, will acquire all of the assets of ING JPMorgan International Portfolio, also a series of the Registrant, in exchange for shares of ING Templeton Foreign Equity Portfolio and the assumption by ING Templeton Foreign Equity Portfolio of the known liabilities of ING JPMorgan International Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 202.261.3484, or Jeffrey S. Puretz at 202.261.3358.

Sincerely,

/s/ Jutta M. Frankfurter

Jutta M. Frankfurter

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